LEASES (Tables)	12 Months Ended
Dec. 31, 2024
LEASES
Schedule of components of rental expense

	Year Ended
	December 31,
	2022	2023	2024
	RMB	RMB	RMB
Short-term rental expense	7,411	9,961	11,710
Operating lease expense excluding short-term rental expense	148,867	133,106	121,409

Schedule of other information related to operating leases

	Year Ended
	December 31,
	2022	2023	2024
	RMB	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:	123,263	143,602	101,635
Right-of-use assets obtained in exchange for new lease liabilities:	80,403	132,001	154,891

Schedule of maturities of lease liabilities

RMB
Year ending December 31,
2025	115,565
2026	60,935
2027	23,305
2028	8,456
2029 and thereafter	475
Total lease payments	208,736
Less: imputed interest	11,825
Total	196,911
Less: current portion	(105,504)
Non-current portion	91,407